Fair Value Measurements (Details) - Trustmark 401(k) Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Level 2 [Member]
Fair Value Measurements [Abstract]
Investments	$ 0	$ 0
Level 3 [Member]
Fair Value Measurements [Abstract]
Investments	$ 0	$ 0